Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements of the Plan are prepared under the accrual method of accounting as required by accounting principles generally accepted in the United States of America ("GAAP").
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management and the Plan Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Options and Restrictions

All of the funds contributed are held by the Plan in trust (see Note 5) and are invested by the Trustee in investment funds in accordance with each member's instructions. The investment funds available under the Plan are to be maintained by a bank, trust company, insurance company, mutual fund company, or investment company. From time to time, the Committee may designate additional investment funds, withdraw the designation of investment funds, or change designated investment funds.

Investment Valuation and Income Recognition

Investments are stated at fair value, which is determined based on the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) presented in the Statement of Changes in Net Assets Available for Benefits includes the Plan's gains and losses on investments bought and sold during the year, as well as unrealized appreciation (depreciation) for investments held at the end of the year.

Contributions

Contributions from Plan participants and employer matching contributions are recorded in the year in which the employee contributions are withheld from compensation.

Related Party and Party in Interest Transactions

Certain Plan investments are shares of registered investment companies and common/collective trusts managed by an affiliate of the Charles Schwab Trust Company. Charles Schwab Trust Company is the trustee of the Plan and, therefore, these transactions qualify as party-in-interest transactions. The expenses of administering the Plan are generally paid by the Company except for certain trustee and investment management fees, which are charged to the Plan. Administrative expenses incurred by the Plan for services performed by the Trustee totaled $66,427 for the year ended December 31, 2025. Investment management expenses, which are paid to an affiliate of the Trustee, are paid from the investment funds and are reflected in the net appreciation (depreciation) of those investments. The Star Equity Holdings Stock Fund and member loans are also assets that qualify as party-in-interest transactions. The Plan's investment in the Star Equity Holdings Stock Fund, which principally invests in the Company's common stock, was $152,952 and $165,170 as of December 31, 2025 and 2024, respectively.

Member Loans

Member loans are measured at their unpaid principal balance. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Administrative Expenses

Transaction and investment manager fees for each fund are charged against the Plan's assets and related rates of return. In general, other expenses of administering the Plan are paid by the Company, unless otherwise indicated in the Plan document. Qualified domestic relations order fees and certain other transaction fees are paid by the members.

Benefits Paid to Members

Benefits paid to members are recorded when paid.